Description of Business and Financial Condition - Additional Information (Details) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended		114 Months Ended
	Sep. 22, 2020 USD ($) $ / shares shares	Sep. 16, 2020 USD ($) shares	Sep. 11, 2020	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 23, 2020 shares	Jun. 30, 2020 shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares	Dec. 31, 2017 shares
Description Of Business [Line Items]
Accumulated deficit				$ 33,340	$ 33,340	$ 21,087	$ 15,926	$ 33,340
Cash and cash equivalents				165,725	165,725	$ 2,056	$ 3,317	$ 165,725
Reverse stock split, description			On September 11, 2020, the Company effected a one-for-7.9302 reverse split of its issued and outstanding common stock, convertible preferred stock, warrants, and stock options.
Reverse stock split conversion ratio			0.1261
Net proceeds from public offering					187,224
Loss on final re-measurement of fair value of warrant liability				$ 641	$ 641
Temporary equity shares outstanding | shares				0	0	2,617,386	2,617,386	0
Net cash proceeds from issuance of convertible preferred stock, common stock warrants, and convertible notes								$ 288,500
Cash, cash equivalents, and investments				$ 259,900	$ 259,900			$ 259,900
Common Stock Warrants
Description Of Business [Line Items]
Common shares issued upon exercise of warrants | shares		1,085,334
Series B Convertible Preferred Stock Warrant
Description Of Business [Line Items]
Common shares issued upon exercise of warrants | shares		59,093
Series B Convertible Preferred Stock Warrant | Other Income (Expense), Net
Description Of Business [Line Items]
Loss on final re-measurement of fair value of warrant liability		$ 600
Convertible Preferred Stock, Common Stock Warrants Or Series B Convertible Preferred Stock Warrants
Description Of Business [Line Items]
Temporary equity shares outstanding | shares									0
IPO
Description Of Business [Line Items]
Issuance of convertible preferred stock for cash of $1.25 per share, shares | shares	12,000,000
Public offering price per share | $ / shares	$ 17.00
Net proceeds from public offering	$ 186,400
Series B Convertible Preferred Stock
Description Of Business [Line Items]
Proceeds from issuance of convertible preferred stock						$ 81,800
Convertible Preferred Stock
Description Of Business [Line Items]
Issuance of convertible preferred stock for cash of $1.25 per share, shares | shares							10,088
Temporary equity shares outstanding | shares						2,617,386	2,617,386			12,503,009	2,617,386	2,617,386	2,607,298
Convertible Preferred Stock | IPO
Description Of Business [Line Items]
Common shares issued on conversion of convertible preferred stock | shares	12,503,009